CONDENSED BALANCE SHEETS (unaudited) - USD ($)	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Apr. 15, 2021
Current assets:
Cash	$ 243,991			$ 754,893
Prepaid expenses	156,201			164,955
Due from related party			$ 90,000	50,000
Total current assets	400,192			969,848
Long term prepaid expense	4,659			110,682
Investments held in Trust Account	115,803,480			115,010,543
Total assets	116,208,331			116,091,073
Current liabilities:
Accrued expenses	1,167,152			110,342
Due to related party				26,129
Total current liabilities	1,167,152			136,471
Deferred underwriting commissions	4,025,000			4,025,000
Total liabilities	5,192,152			4,161,471
Class A ordinary shares subject to possible redemption, 11,500,000 shares at $10.07 and $10.00 redemption value as of September 30, 2022 and December 31, 2021, respectively	115,803,480			115,000,000
Shareholders’ Deficit:
Preference shares, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding
Additional paid-in capital
Accumulated deficit	(4,787,601)			(3,070,698)
Total shareholders’ deficit	(4,787,301)	$ (3,532,819)	$ (3,228,537)	(3,070,398)	$ (25,293)	$ 18,593
Total Liabilities, Ordinary Shares Subject to Possible Redemption and Shareholders’ Deficit	116,208,331			116,091,073
Common Class A [Member]
Shareholders’ Deficit:
Common stock	12			12
Common Class B [Member]
Shareholders’ Deficit:
Common stock	$ 288			$ 288